UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Funds

Semiannual Report

March 31, 2018

AMT-Free    •    National

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2018

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

AMT-Free Municipal Income Fund	2
National Municipal Income Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	7

Officers and Trustees	41

Important Notices	42

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2018

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/06/1998	03/16/1978	–0.24%	3.03%	2.76%	4.43%
Class A with 4.75% Maximum Sales Charge	—	—	–5.02	–1.87	1.76	3.92
Class C at NAV	05/02/2006	03/16/1978	–0.62	2.26	1.99	3.65
Class C with 1% Maximum Sales Charge	—	—	–1.60	1.26	1.99	3.65
Class I at NAV	03/16/1978	03/16/1978	–0.14	3.25	3.00	4.68
Bloomberg Barclays Municipal Bond Index	—	—	–0.37%	2.66%	2.73%	4.40%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	—	0.63	4.68	3.96	5.63

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.98%	1.73%	0.73%
Net				0.82	1.57	0.57

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.73%	2.97%	3.99%
Taxable-Equivalent Distribution Rate				6.30	5.02	6.74
SEC 30-day Yield				2.31	1.68	2.68
Taxable-Equivalent SEC 30-day Yield				3.90	2.84	4.52

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						11.60%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

National Municipal Income Fund

March 31, 2018

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/05/1994	12/19/1985	–0.57%	2.92%	3.04%	4.40%
Class A with 4.75% Maximum Sales Charge	—	—	–5.33	–1.99	2.05	3.89
Class B at NAV	12/19/1985	12/19/1985	–0.94	2.15	2.28	3.63
Class B with 5% Maximum Sales Charge	—	—	–5.82	–2.81	1.93	3.63
Class C at NAV	12/03/1993	12/19/1985	–0.94	2.15	2.28	3.63
Class C with 1% Maximum Sales Charge	—	—	–1.92	1.16	2.28	3.63
Class I at NAV	07/01/1999	12/19/1985	–0.44	3.18	3.28	4.66
Bloomberg Barclays Municipal Bond Index	—	—	–0.37%	2.66%	2.73%	4.40%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	—	0.63	4.68	3.96	5.63

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.84%	1.59%	1.59%	0.59%
Net			0.68	1.43	1.43	0.43

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.59%	2.82%	2.82%	3.84%
Taxable-Equivalent Distribution Rate			6.06	4.76	4.76	6.49
SEC 30-day Yield			2.78	2.17	2.17	3.17
Taxable-Equivalent SEC 30-day Yield			4.70	3.67	3.67	5.35

% Total Leverage[5]
RIB Financing						9.12%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Municipal Income Funds

March 31, 2018

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

4

Eaton Vance

Municipal Income Funds

March 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 – March 31, 2018).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period* (10/1/17 – 3/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$997.60	$5.23	1.05%
Class C	$1,000.00	$993.80	$8.95	1.80%
Class I	$1,000.00	$998.60	$3.99	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.29	1.05%
Class C	$1,000.00	$1,016.00	$9.05	1.80%
Class I	$1,000.00	$1,020.90	$4.03	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

5

Eaton Vance

Municipal Income Funds

March 31, 2018

Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period* (10/1/17 – 3/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$994.30	$4.33	0.87%
Class B	$1,000.00	$990.60	$8.09	1.63%
Class C	$1,000.00	$990.60	$8.04	1.62%
Class I	$1,000.00	$995.60	$3.08	0.62%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.38	0.87%
Class B	$1,000.00	$1,016.80	$8.20	1.63%
Class C	$1,000.00	$1,016.90	$8.15	1.62%
Class I	$1,000.00	$1,021.80	$3.13	0.62%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

6

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 112.4%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.4%
New York State Environmental Facilities Corp., 5.00%, 10/15/35(1)	$9,900	$10,503,108
		$10,503,108

Education — 9.7%
Arizona State University, 5.00%, 7/1/35	$500	$567,810
Arizona State University, 5.00%, 7/1/36	750	850,327
Arizona State University, 5.00%, 7/1/37	750	848,947
Arizona State University, 5.00%, 7/1/38	1,000	1,130,090
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	5,000	5,570,700
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/42	2,125	2,374,794
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/43	2,005	2,078,684
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,050	1,166,581
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/37	1,750	1,981,805
Shelby County Health, Educational and Housing Facility Board, TN, (Rhodes College), 5.00%, 8/1/30	625	734,763
Shelby County Health, Educational and Housing Facility Board, TN, (Rhodes College), 5.00%, 8/1/31	325	380,562
Shelby County Health, Educational and Housing Facility Board, TN, (Rhodes College), 5.00%, 8/1/32	500	583,160
University of California, 5.25%, 5/15/35	3,555	4,108,407
University of Nebraska, 5.00%, 5/15/35	1,000	1,135,510
University of Nebraska, 5.00%, 7/1/35	3,000	3,415,170
West Virginia University, 5.00%, 10/1/31	3,000	3,299,520
		$30,226,830

Electric Utilities — 4.6%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,605	$1,726,964
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	3,681,498
Northern Municipal Power Agency, MN, 5.00%, 1/1/31	200	230,058
Northern Municipal Power Agency, MN, 5.00%, 1/1/32	210	240,519
Northern Municipal Power Agency, MN, 5.00%, 1/1/33	235	267,994
Northern Municipal Power Agency, MN, 5.00%, 1/1/34	210	238,795
Northern Municipal Power Agency, MN, 5.00%, 1/1/35	170	193,171
Northern Municipal Power Agency, MN, 5.00%, 1/1/36	160	181,418
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,410	1,513,832

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	$2,895	$3,277,169
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	2,700	2,809,917
		$14,361,335

Escrowed / Prerefunded — 9.3%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$880	$946,484
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	1,320	1,425,508
Kansas Development Finance Authority, (Adventist Health System), Prerefunded to 11/15/19, 5.75%, 11/15/38	115	122,032
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	470	529,178
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.50%, 11/15/28	310	319,393
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.50%, 11/15/28	2,730	2,812,719
New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	3,060	3,438,338
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/34	2,035	2,259,420
Savannah Economic Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,584,440
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 11/15/18, 5.25%, 11/15/34(1)	3,745	3,831,060
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	1,155	1,197,042
Washington, Prerefunded to 2/1/21, 5.25%, 2/1/36(1)	6,000	6,571,560
		$29,037,174

General Obligations — 13.5%
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/36	$1,000	$1,142,880
California, 5.00%, 10/1/26	1,300	1,508,078
California, 5.00%, 10/1/27	630	727,959
California, 5.25%, 10/1/29	560	624,949
California, 5.25%, 10/1/32	3,480	3,868,612
Chicago Board of Education, IL, 5.00%, 12/1/21	230	242,478
District of Columbia, 5.00%, 6/1/37(1)	7,000	8,138,270
Erie County, PA, 5.00%, 9/1/25	500	582,605
Fennville Public Schools, MI, 4.00%, 5/1/34	1,000	1,093,070
Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	1,150	1,317,980
Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,312,196
Illinois, 5.00%, 11/1/28	3,600	3,731,976

7	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Illinois, 5.00%, 11/1/29	$1,400	$1,446,284
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	5,000,857
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,047,114
Santa Clara County, CA, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(1)	7,700	8,046,577
Springfield School District No. 19, OR, 5.00%, 6/15/30	1,085	1,250,321
University of Connecticut, 5.00%, 2/15/32	650	723,131
Wentzville R-IV School District, MO, 0.00%, 3/1/29	500	353,855
		$42,159,192

Hospital — 18.2%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$581,550
California Health Facilities Financing Authority, (Kaiser Permanente), Green Bonds, 5.00%, 11/1/27	1,090	1,334,323
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,446,636
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	1,938,165
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,300	2,570,089
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/26(2)	1,400	1,684,116
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,473,652
California Statewide Communities Development Authority, (John Muir Health), Prerefunded to 7/1/19, 5.00%, 7/1/29	1,330	1,385,461
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,279,570
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/45	2,155	2,182,261
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	2,000	2,266,820
Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	1,185	1,308,584
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	5,345	5,416,570
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,115	5,439,598
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,425,761
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	315	353,673
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	3,000	3,367,260

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/29	$1,450	$1,659,220
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.25%, 12/1/37	3,380	3,482,853
Ohio, (University Hospitals Health Systems, Inc.), 5.00%, 1/15/36	2,500	2,767,800
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,053,090
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,565,000
		$56,982,052

Housing — 0.1%
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	$285	$236,550
		$236,550

Industrial Development Revenue — 0.9%
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	$2,670	$2,885,656
		$2,885,656

Insured – Education — 0.7%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,106,808
		$2,106,808

Insured – Electric Utilities — 2.4%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$5,415	$5,635,824
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	1,990,430
		$7,626,254

Insured – Escrowed / Prerefunded — 0.8%
New Orleans Aviation Board, LA, (AGC), Prerefunded to 1/1/19, 6.00%, 1/1/23	$1,040	$1,074,247
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	1,560	1,457,929
		$2,532,176

Insured – General Obligations — 0.1%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$147,830
		$147,830

8	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 1.7%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$5,294,713
		$5,294,713

Insured – Other Revenue — 1.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$5,322,154
		$5,322,154

Insured – Special Tax Revenue — 6.6%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$5,265	$5,175,863
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	6,000	7,316,160
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,207,225
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,245	1,240,757
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	12,295	2,317,730
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,241,130
		$20,498,865

Insured – Transportation — 3.4%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,103,610
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,100,710
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	872,810
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	2,724,753
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	4,895,020
		$10,696,903

Insured – Water and Sewer — 2.4%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$4,825	$5,123,571
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	655	730,639
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	628,545
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	280	311,156
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	626,851
		$7,420,762

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 3.1%
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/22	$400	$441,092
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,200	216,000
New York City Transitional Finance Authority, NY, (Building Aid), 6.00%, 7/15/38	7,250	7,341,205
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(5)	1,685	1,690,763
		$9,689,060

Senior Living / Life Care — 3.8%
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	$1,480	$1,185,954
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	570	659,285
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	3,131,429
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,793,908
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	160	169,947
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	660	701,283
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/32(5)	1,575	1,748,943
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/38(5)	2,325	2,551,873
		$11,942,622

Special Tax Revenue — 2.8%
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	$997	$996,940
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,350,168
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, Green Bonds, 5.00%, 11/15/33	2,500	2,940,050
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/27	1,375	1,026,768
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40(4)	2,340	1,374,750
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	1,000	999,970
		$8,688,646

Transportation — 18.5%
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$415	$457,396
Chicago, IL, (Midway International Airport), 5.00%, 1/1/41	4,225	4,764,448

9	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	$1,100	$1,252,262
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,653,971
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	700	780,773
Denver City and County, CO, Airport System Revenue, 2.025%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(6)	1,000	1,004,480
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,217,007
Metropolitan Transportation Authority, NY, 5.00%, 11/15/35	2,375	2,700,399
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	430	442,483
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	960	989,338
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	6,450	7,230,321
New Orleans Aviation Board, LA, 5.00%, 1/1/43	1,555	1,754,304
Pennsylvania Turnpike Commission, 6.375%, 12/1/38	11,500	14,211,125
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	5,778,393
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	3,870,195
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,220,754
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	6,255	6,398,365
		$57,726,014

Water and Sewer — 4.7%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35(1)	$6,990	$8,228,908
El Paso, TX, Water and Sewer Revenue, 5.00%, 3/1/31	1,080	1,264,345
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.75%, 6/15/40(1)	5,280	5,322,293
		$14,815,546

Total Tax-Exempt Municipal Securities — 112.4% (identified cost $331,928,594)		$350,900,250

Taxable Municipal Securities — 0.0%(7)
Security	Principal Amount (000’s omitted)	Value

Other Revenue — 0.0%(7)
Otero County, NM, Jail Project Revenue, 8.75%, 4/1/18	$120	$119,995

Total Taxable Municipal Securities — 0.0%(7) (identified cost $120,000)		$119,995

Total Investments — 112.4% (identified cost $332,048,594)		$351,020,245

Other Assets, Less Liabilities — (12.4)%		$(38,710,278)

Net Assets — 100.0%		$312,309,967

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2018, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	20.0%
New York	19.7%
Others, representing less than 10% individually	72.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2018, 17.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 7.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	When-issued security.

(3)	The issuer is in default on the payment of principal but continues to pay interest.

(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2018, the aggregate value of these securities is $5,991,579 or 1.9% of the Fund’s net assets.

(6)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2018.

(7)	Amount is less than 0.05%.

10	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation

Interest Rate Futures
U.S. 10-Year Treasury Note	145	Short	Jun-18	$(17,565,391)	$(109,024)
U.S. Long Treasury Bond	121	Short	Jun-18	(17,741,625)	(367,924)

					$(476,948)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
LIBOR	–	London Interbank Offered Rate
NPFG	–	National Public Finance Guaranty Corp.

Currency Abbreviations:

USD	–	United States Dollar

11	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 108.3%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.7%
Connecticut, (State Revolving Fund), Green Bonds, 5.00%, 3/1/28	$10,000	$11,584,400
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/42	8,500	9,879,805
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	19,750	22,065,490
		$43,529,695

Cogeneration — 0.2%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$14,652	$4,395,694
		$4,395,694

Education — 8.0%
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/33	$21,215	$25,090,556
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	5,000	5,897,050
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/43	8,000	8,294,000
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/29	3,000	3,632,040
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/30	3,000	3,618,270
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/33	6,470	7,726,733
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	9,930	11,032,528
Rutgers University, NJ, 5.00%, 5/1/43(2)	37,000	40,680,020
University of California, 5.25%, 5/15/36	7,080	8,169,116
University of California, 5.25%, 5/15/37	13,000	14,975,870
University of California, 5.25%, 5/15/38	7,700	8,860,929
University of Texas, 3.00%, 8/15/35	1,750	1,683,220
University of Virginia, 5.00%, 4/1/38	27,060	31,647,211
University of Virginia, 5.00%, 4/1/39	32,640	38,116,992
		$209,424,535

Electric Utilities — 7.5%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	$8,600	$9,063,110
Omaha Public Power District, NE, 5.00%, 2/1/39	14,190	15,754,022
Owensboro, KY, Electric Light and Power System Revenue, 4.00%, 1/1/26	1,750	1,895,232

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	$6,025	$6,814,456
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/31	5,625	6,285,206
San Antonio, TX, (Electric and Gas Systems), Prerefunded to 2/1/19, 5.00%, 2/1/34(2)	41,100	42,247,101
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/32	10,000	11,029,000
Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(2)	22,500	25,636,950
Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(2)	27,500	31,239,725
Utility Debt Securitization Authority, NY, 5.00%, 12/15/38	4,690	5,500,057
Utility Debt Securitization Authority, NY, 5.00%, 12/15/39	13,260	15,537,935
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	25,180	26,205,078
		$197,207,872

Escrowed / Prerefunded — 6.9%
Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$2,627,064
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	9,530	10,249,991
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	14,295	15,437,599
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	350	372,873
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	375	400,271
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	4,505	5,072,225
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/20, 5.25%, 5/1/31	22,875	24,540,300
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	4,800	4,998,384
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	3,900	4,061,187
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	605	630,005
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	3,490	3,813,279
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	4,515	4,920,898
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	12,125	13,279,542
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	17,620	19,548,509

12	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	$3,795	$4,199,927
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,585	3,967,520
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.50%, 12/1/36	10,000	11,210,000
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	9,170	11,560,619
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	1,000	1,079,800
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	12,500	13,527,875
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 11/15/18, 5.25%, 11/15/34(2)	14,590	14,925,278
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	10,795	11,187,938
		$181,611,084

General Obligations — 23.1%
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/35	$5,000	$5,727,400
California, 5.00%, 8/1/26	8,440	10,108,335
California, 5.00%, 10/1/39	7,325	8,404,339
California, 5.00%, 8/1/46	10,000	11,447,900
Chicago Board of Education, IL, 5.00%, 12/1/21	1,980	2,087,415
Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/38	760	783,066
Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/39	1,000	1,028,680
Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/40	1,250	1,283,763
Dallas, TX, 5.00%, 2/15/24	10,530	11,964,081
Delaware, 5.00%, 1/1/27	9,255	11,191,239
East Hampton Union Free School District, NY, 4.00%, 6/1/26	3,765	4,214,315
Fremont Union High School District, CA, 5.00%, 8/1/44	22,730	26,605,692
Gallatin County High School District No. 7, (Bozeman), MT, 4.00%, 6/1/36	1,230	1,314,624
Glendale Community College District, CA, (Election of 2016), 5.25%, 8/1/41	10,000	11,989,500
Hawaii, 5.00%, 1/1/34	14,200	16,794,340
Illinois, 5.00%, 2/1/24	10,705	11,182,443
Illinois, 5.00%, 11/1/24	11,295	11,815,925
Illinois, 5.00%, 2/1/27	18,500	19,064,065

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Illinois, 5.00%, 11/1/29	$15,000	$15,542,400
Illinois, 5.25%, 7/1/30	6,150	6,336,837
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,920	2,157,792
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/30	4,105	4,604,127
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,180	15,258,247
Los Angeles Unified School District, CA, (Election of 2005), 5.25%, 7/1/42	15,000	17,958,900
Maryland, 4.00%, 6/1/27	8,700	9,503,010
Maryland, 5.00%, 8/1/23	17,150	19,644,124
Maryland, 5.00%, 3/15/27	6,500	7,853,755
Massachusetts, 5.00%, 7/1/35	10,000	11,503,800
Massachusetts, 5.00%, 7/1/36	21,160	24,296,970
Massachusetts, 5.00%, 3/1/37	10,900	12,248,330
Massachusetts, 5.00%, 3/1/41	9,425	10,552,607
New York, NY, 4.00%, 3/1/36	9,000	9,497,520
New York, NY, 4.00%, 10/1/41	5,000	5,196,350
New York, NY, 5.00%, 8/1/33	10,000	11,543,400
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	10,201,400
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	41,620	42,458,227
Portland Community College District, OR, 5.00%, 6/15/32(3)	2,700	3,155,976
Portland Community College District, OR, 5.00%, 6/15/33(3)	1,875	2,184,150
Santa Clara County, CA, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(2)	57,400	59,983,574
Santa Monica Community College District, CA, (Election of 2008), 5.00%, 8/1/35	7,000	8,243,690
Wake County, NC, 5.00%, 3/1/28	8,885	10,894,076
Washington, 5.00%, 8/1/22	6,875	7,713,681
Washington, 5.00%, 2/1/33	17,100	19,275,804
Washington, 5.00%, 2/1/34	15,000	17,704,500
Washington, 5.00%, 2/1/35	15,000	17,648,250
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/31	12,995	14,678,892
Wisconsin, 2017 Series 1, 5.00%, 11/1/28	5,000	6,000,450
Wisconsin, 2017 Series 2, 5.00%, 11/1/28	1,000	1,200,090
Wisconsin, 5.00%, 5/1/32	7,000	8,074,640
Wisconsin, 5.00%, 5/1/38	25,000	28,405,500
		$608,528,191

13	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 10.7%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$5,700	$6,195,957
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)	36,700	38,626,383
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	19,753,505
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	25,465	28,455,355
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/24(3)	2,500	2,935,350
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/25(3)	2,250	2,677,230
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/35(3)	2,000	2,315,560
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/36(3)	4,000	4,620,320
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/37(3)	2,000	2,304,780
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/38(3)	2,000	2,301,200
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46	22,000	24,872,320
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	15,209,198
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/45	2,200	2,463,912
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/33	10,000	10,239,900
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/26	7,500	8,566,500
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/33	2,500	2,816,125
Maple Grove, MN, (Maple Grove Hospital Corp.), 4.00%, 5/1/22	475	506,635
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), 5.00%, 7/1/22	320	357,485
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	3,005	3,373,924
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42	2,500	2,831,325
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,356,742
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/35	1,500	1,714,290
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/37	1,300	1,467,050
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/27	4,250	5,079,770

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38(3)	$1,750	$1,918,998
Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43(3)	5,200	5,779,436
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,519,538
University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	28,506,450
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/42	2,250	2,506,837
Washington Township Health Care District, CA, 6.25%, 7/1/39	16,675	17,352,005
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	21,895	24,252,873
		$280,876,953

Housing — 0.4%
Nebraska Investment Finance Authority, Single Family Housing Revenue, (AMT), (FHLMC), (FNMA), (GNMA), 1.60%, 3/1/21	$1,145	$1,119,146
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	10,457,205
		$11,576,351

Industrial Development Revenue — 1.7%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$8,155	$8,206,703
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	365	376,111
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	28,150	29,518,371
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.00% to 6/1/21 (Put Date), 7/1/29	5,000	4,902,000
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(3)(4)	475	475,000
		$43,478,185

Insured – Education — 0.0%(5)
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$845	$872,986
		$872,986

14	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 0.7%
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), Prerefunded to 10/1/18, 5.25%, 10/1/41	$18,775	$19,102,624
		$19,102,624

Insured – General Obligations — 0.1%
Atlantic City, NJ, (AGM), 5.00%, 3/1/25	$750	$844,972
Atlantic City, NJ, (AGM), 5.00%, 3/1/26	500	568,440
Atlantic City, NJ, (AGM), 5.00%, 3/1/27	650	744,959
		$2,158,371

Insured – Hospital — 0.5%
Medford Hospital Facilities Authority, OR, (Asante Health System), (AGM), 5.50%, 8/15/28	$12,000	$12,890,760
		$12,890,760

Insured – Other Revenue — 1.1%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$29,199,044
		$29,199,044

Insured – Special Tax Revenue — 4.2%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$13,589,180
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	3,851,170
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	83,550	17,500,383
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	253,860	50,436,905
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	128,640	24,249,927
		$109,627,565

Insured – Student Loan — 0.7%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$18,590	$18,728,124
		$18,728,124

Insured – Transportation — 2.0%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$5,671,242
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/41	2,940	3,021,703

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	$37,070	$44,538,122
		$53,231,067

Lease Revenue / Certificates of Participation — 0.6%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/35	$3,000	$3,333,030
Virginia College Building Authority, (21st Century College and Equipment Programs), 5.00%, 2/1/26	10,000	11,852,900
		$15,185,930

Nursing Home — 0.3%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$7,110	$7,178,327
		$7,178,327

Other Revenue — 2.9%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	$250	$45,000
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/33	10,000	11,317,200
Oregon, Lottery Revenue, 5.00%, 4/1/35	1,500	1,750,395
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	21,135	24,770,643
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	5,306,680
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	29,755	32,494,543
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.342%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(7)	1,000	1,006,540
		$76,691,001

Senior Living / Life Care — 0.8%
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(8)	$409	$110,475
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	5,500	5,823,015
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	16,435	13,169,694
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/31	1,010	1,130,695
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/32	525	585,748
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/40(3)	750	786,990
		$21,606,617

15	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 7.3%
Lafayette Parish School Board, LA, Sales Tax Revenue, 4.00%, 4/1/35	$500	$526,650
Lafayette Parish School Board, LA, Sales Tax Revenue, 5.00%, 4/1/48	3,000	3,419,160
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, Green Bonds, 5.25%, 11/15/33	10,000	12,071,400
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(6)	230	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(6)	80	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	390	390,011
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/41	7,500	7,768,575
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/34	7,355	8,537,611
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/36	5,000	5,770,300
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/38	8,550	9,665,262
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/38	8,125	9,126,731
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/39	4,740	5,459,864
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/39	10,000	11,554,700
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: Barclays Bank PLC), 1.73%, 11/1/42(9)	16,200	16,200,000
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/41	7,520	8,666,950
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/43	22,400	24,605,280
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	8,000	9,250,960
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/41	10,000	11,517,100
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43	10,000	11,024,800
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/34	470	544,895
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/35	10,000	11,426,600
Sales Tax Asset Receivables Corp., NY, 5.00%, 10/15/31	10,000	11,465,800
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	470	469,995
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	345	318,283

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	$1,532	$980,254
Texas Transportation Commission, 5.00%, 4/1/33(2)	10,000	11,383,700
		$192,144,881

Student Loan — 0.4%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$4,060	$4,198,081
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	5,340	5,500,413
		$9,698,494

Transportation — 17.6%
Central Texas Regional Mobility Authority, Series 2015A, 5.00%, 1/1/40	$2,105	$2,319,542
Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	10,000	11,147,800
Chicago, IL, (Midway International Airport), 5.00%, 1/1/33	6,025	6,672,989
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/34	5,250	5,747,805
Chicago, IL, (O’Hare International Airport), Series 2016C, 5.00%, 1/1/36	6,000	6,709,140
Chicago, IL, (O’Hare International Airport), Series 2017B, 5.00%, 1/1/36	8,000	9,051,280
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,125	1,252,181
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	17,753,148
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/33	7,300	8,086,429
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 7/1/48(3)	2,000	2,189,200
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 6/30/28	1,000	1,051,070
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	11,816,516
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	11,445	12,858,343
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	5,630	6,279,646
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	2,935	3,248,047
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	7,670	8,362,908
Illinois Toll Highway Authority, 5.00%, 1/1/33	3,265	3,647,233
Kansas Department of Transportation, 5.00%, 9/1/30	20,000	22,957,200
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/35(2)	7,200	7,671,600
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/34(3)	6,000	6,998,220

16	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/40	$5,000	$5,561,850
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/44	15,500	17,778,965
Louisiana Offshore Terminal Authority, (LOOP LLC), 2.00% to 10/1/22 (Put Date), 10/1/40	2,000	1,986,360
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	1,050	1,182,699
Metropolitan Transportation Authority, NY, 5.00%, 11/15/30	8,000	9,409,840
Metropolitan Transportation Authority, NY, 5.25%, 11/15/33	5,550	6,346,258
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	3,735	3,843,427
Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/32	16,710	10,120,746
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/35	10,000	10,466,000
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/42	2,000	2,264,740
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	23,600	26,116,940
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/36	10,000	10,998,700
New Jersey Turnpike Authority, 4.00%, 1/1/43	5,000	5,162,950
New Jersey Turnpike Authority, 5.00%, 1/1/32	5,000	5,848,500
New Jersey Turnpike Authority, Series 2014A, 5.00%, 1/1/31	10,000	11,331,600
New Jersey Turnpike Authority, Series 2015E, 5.00%, 1/1/31	7,425	8,383,345
New Jersey Turnpike Authority, Series 2017B, 5.00%, 1/1/31	5,760	6,769,440
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	7,465	8,122,741
North Texas Tollway Authority, 5.00%, 1/1/30	10,650	12,286,692
North Texas Tollway Authority, 5.00%, 1/1/31	2,000	2,298,340
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	11,855	12,704,529
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	3,145	3,370,371
Pennsylvania Turnpike Commission, 5.00%, 12/1/28	1,500	1,756,800
Pennsylvania Turnpike Commission, 5.00%, 12/1/35	1,250	1,425,625
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	5,005	5,454,949
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/34	2,000	2,260,380
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/23	10,000	11,277,100

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/30	$250	$291,265
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/32	5,000	5,807,950
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/37	1,855	2,055,934
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), 5.00%, 5/1/47	10,535	12,027,388
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	32,288,484
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	26,057,847
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(2)	24,390	24,949,019
		$463,828,071

Water and Sewer — 8.9%
Baltimore, MD, (Water Projects), (Liq: JPMorgan Chase Bank, N.A.), 1.61%, 7/1/21(4)(10)	$11,250	$11,250,000
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	22,500	24,250,950
Detroit, MI, Water Supply System, 5.00%, 7/1/41	2,185	2,313,478
Detroit, MI, Water Supply System, 5.25%, 7/1/41	56,420	61,077,471
East Bay Municipal Utility District, CA, 5.00%, 6/1/34	5,355	6,178,278
East Bay Municipal Utility District, CA, 5.00%, 6/1/36	10,000	11,523,300
East Bay Municipal Utility District, CA, 5.00%, 6/1/37	13,430	15,381,513
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	8,942,385
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	8,095	8,816,264
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.75%, 6/15/40(2)	32,355	32,614,163
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	10,000	11,262,200
Pearland, TX, Water and Sewer System Revenue, 5.00%, 9/1/22	185	207,736
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 5.00%, 11/1/35	4,455	5,074,423
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 5.00%, 11/1/36	4,685	5,330,359
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 5.00%, 11/1/42	4,325	4,887,380
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 5.00%, 11/1/47	10,425	11,733,859

17	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Santa Clara Valley Water District, CA, 5.00%, 6/1/41	$10,000	$11,484,800
Tucson, AZ, Water System Revenue, 5.00%, 7/1/25	1,100	1,290,696
		$233,619,255

Total Tax-Exempt Municipal Securities — 108.3% (identified cost $2,746,808,158)		$2,846,391,677

Taxable Municipal Securities — 4.2%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(5)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$2,244	$673,143
		$673,143

General Obligations — 1.4%
Chicago, IL, 7.517%, 1/1/40(11)	$21,895	$24,954,607
Chicago, IL, 7.75%, 1/1/42	11,005	11,995,450
		$36,950,057

Hospital — 1.4%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$36,588,590
		$36,588,590

Insured – Transportation — 1.4%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$15,394,500
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	34,390	22,267,869
		$37,662,369

Total Taxable Municipal Securities — 4.2% (identified cost $101,709,068)		$111,874,159

Total Investments — 112.5% (identified cost $2,848,517,226)		$2,958,265,836

Other Assets, Less Liabilities — (12.5)%		$(328,955,757)

Net Assets — 100.0%		$2,629,310,079

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2018, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	22.3%
New York	18.2%
Texas	15.7%
Others, representing less than 10% individually	56.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2018, 9.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 4.9% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)	When-issued security.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2018, the aggregate value of these securities is $11,725,000 or 0.4% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(7)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2018.

(8)	Security is in default and making only partial interest payments.

(9)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2018.

(10)

Floating rate certificate issued by a tender option bond trust that owns the underlying municipal bond. The floating rate certificate may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at March 31, 2018.

(11)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

18	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	1,500	Short	Jun-18	$(219,937,500)	$(4,561,035)

					$(4,561,035)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
Liq	–	Liquidity Provider
LIBOR	–	London Interbank Offered Rate
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
SPA	–	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	–	United States Dollar

19	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Statements of Assets and Liabilities (Unaudited)

	March 31, 2018
Assets	AMT-Free Fund	National Fund
Investments —
Identified cost	$332,048,594	$2,848,517,226
Unrealized appreciation	18,971,651	109,748,610
Investments, at value	$351,020,245	$2,958,265,836
Cash	$158,922	$4,386,022
Deposits for derivatives collateral — financial futures contracts	440,270	3,750,000
Interest receivable	4,933,462	35,433,525
Receivable for investments sold	33,041	24,872,933
Receivable for Fund shares sold	273,217	4,044,764
Total assets	$356,859,157	$3,030,753,080

Liabilities
Payable for floating rate notes issued	$41,001,623	$264,259,619
Payable for investments purchased	—	54,020,430
Payable for when-issued securities	1,666,098	40,274,902
Payable for variation margin on open financial futures contracts	124,741	1,125,033
Payable for Fund shares redeemed	1,048,085	36,881,369
Distributions payable	179,329	1,244,670
Payable to affiliates:
Investment adviser fee	116,213	795,065
Distribution and service fees	61,020	671,830
Interest expense and fees payable	236,688	1,556,672
Accrued expenses	115,393	613,411
Total liabilities	$44,549,190	$401,443,001
Net Assets	$312,309,967	$2,629,310,079

Sources of Net Assets
Paid-in capital	$329,654,779	$3,593,426,209
Accumulated undistributed net investment income	1,550,095	10,728,351
Accumulated net realized loss	(37,389,610)	(1,080,032,056)
Net unrealized appreciation	18,494,703	105,187,575
Net Assets	$312,309,967	$2,629,310,079

Class A Shares
Net Assets	$145,572,832	$1,481,817,834
Shares Outstanding	16,288,842	152,692,369
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.94	$9.70
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.39	$10.18

Class B Shares
Net Assets	$—	$3,822,621
Shares Outstanding	—	393,886
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$—	$9.70

Class C Shares
Net Assets	$35,326,776	$412,226,850
Shares Outstanding	3,974,973	42,479,593
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.89	$9.70

Class I Shares
Net Assets	$131,410,359	$731,442,774
Shares Outstanding	13,461,300	75,371,666
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.76	$9.70

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

20	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2018
Investment Income	AMT-Free Fund	National Fund
Interest	$7,860,183	$61,274,561
Total investment income	$7,860,183	$61,274,561

Expenses
Investment adviser fee	$715,574	$4,805,105
Distribution and service fees
Class A	186,739	1,924,005
Class B	—	26,155
Class C	184,959	2,186,764
Trustees’ fees and expenses	6,996	50,750
Custodian fee	45,291	248,621
Transfer and dividend disbursing agent fees	52,240	529,821
Legal and accounting services	34,762	59,167
Printing and postage	10,803	66,947
Registration fees	44,182	68,080
Interest expense and fees	358,851	2,551,908
Miscellaneous	41,494	172,704
Total expenses	$1,681,891	$12,690,027

Net investment income	$6,178,292	$48,584,534

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$913,866	$5,837,003
Financial futures contracts	1,951,170	14,425,812
Net realized gain	$2,865,036	$20,262,815
Change in unrealized appreciation (depreciation) —
Investments	$(8,728,779)	$(74,845,669)
Financial futures contracts	(974,737)	(8,319,933)
Net change in unrealized appreciation (depreciation)	$(9,703,516)	$(83,165,602)

Net realized and unrealized loss	$(6,838,480)	$(62,902,787)

Net decrease in net assets from operations	$(660,188)	$(14,318,253)

21	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Statements of Changes in Net Assets

	Six Months Ended March 31, 2018 (Unaudited)
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund
From operations —
Net investment income	$6,178,292	$48,584,534
Net realized gain	2,865,036	20,262,815
Net change in unrealized appreciation (depreciation)	(9,703,516)	(83,165,602)
Net decrease in net assets from operations	$(660,188)	$(14,318,253)
Distributions to shareholders —
From net investment income
Class A	$(2,793,004)	$(27,306,587)
Class B	—	(72,655)
Class C	(552,774)	(6,115,774)
Class I	(2,810,142)	(14,580,642)
Total distributions to shareholders	$(6,155,920)	$(48,075,658)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,795,701	$39,475,102
Class B	—	8,618
Class C	1,338,570	8,060,677
Class I	11,516,803	107,693,419
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,532,772	22,945,544
Class B	—	63,353
Class C	468,363	5,155,643
Class I	2,159,617	12,201,970
Cost of shares redeemed
Class A	(15,206,009)	(148,016,807)
Class B	—	(651,810)
Class C	(4,802,634)	(53,327,109)
Class I	(33,542,053)	(148,080,609)
Net asset value of shares exchanged
Class A	—	2,196,315
Class B	—	(2,196,315)
Net decrease in net assets from Fund share transactions	$(29,738,870)	$(154,472,009)

Net decrease in net assets	$(36,554,978)	$(216,865,920)

Net Assets
At beginning of period	$348,864,945	$2,846,175,999
At end of period	$312,309,967	$2,629,310,079

Accumulated undistributed net investment income included in net assets
At end of period	$1,550,095	$10,728,351

22	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2017
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund
From operations —
Net investment income	$13,682,275	$105,975,740
Net realized gain	4,559,831	31,025,039
Net change in unrealized appreciation (depreciation)	(17,779,322)	(109,786,377)
Net increase in net assets from operations	$462,784	$27,214,402
Distributions to shareholders —
From net investment income
Class A	$(6,820,357)	$(61,522,253)
Class B	(9,554)	(340,756)
Class C	(1,288,630)	(15,020,929)
Class I	(5,640,830)	(28,735,950)
Total distributions to shareholders	$(13,759,371)	$(105,619,888)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$19,621,044	$126,339,026
Class B	2,952	97,636
Class C	2,335,395	23,900,574
Class I	65,424,212	374,243,229
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,287,424	52,070,599
Class B	5,012	289,706
Class C	1,036,787	11,985,618
Class I	4,250,282	23,093,780
Cost of shares redeemed
Class A	(62,858,604)	(395,385,791)
Class B	(76,797)	(2,352,032)
Class C	(8,361,832)	(135,670,059)
Class I	(64,803,824)	(305,867,231)
Net asset value of shares exchanged
Class A	181,803	7,478,483
Class B	(181,803)	(7,478,483)
Net asset value of shares merged*
Class A	205,964	—
Class B	(205,964)	—
Net decrease in net assets from Fund share transactions	$(37,137,949)	$(227,254,945)

Net decrease in net assets	$(50,434,536)	$(305,660,431)

Net Assets
At beginning of year	$399,299,481	$3,151,836,430
At end of year	$348,864,945	$2,846,175,999

Accumulated undistributed net investment income included in net assets
At end of year	$1,527,723	$10,219,475

*	At the close of business on September 20, 2017, Class B shares of AMT-Free Fund were merged into Class A shares.

23	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Statements of Cash Flows (Unaudited)

	Six Months Ended March 31, 2018
Cash Flows From Operating Activities	AMT-Free Fund	National Fund
Net decrease in net assets from operations	$(660,188)	$(14,318,253)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(39,039,727)	(1,117,018,783)
Investments sold	56,489,685	1,255,587,628
Net amortization/accretion of premium (discount)	(270,994)	4,704,164
Decrease in deposits for derivatives collateral — financial futures contracts	89,500	750,000
Decrease (increase) in interest receivable	(274,161)	1,645,280
Decrease in receivable for variation margin on open financial futures contracts	30,204	—
Increase in payable for variation margin on open financial futures contracts	124,741	1,078,158
Decrease in payable to affiliate for investment adviser fee	(8,320)	(25,277)
Decrease in payable to affiliate for distribution and service fees	(3,540)	(47,597)
Increase in interest expense and fees payable	36,393	169,240
Decrease in accrued expenses	(30,192)	(83,682)
Net change in unrealized (appreciation) depreciation from investments	8,728,779	74,845,669
Net realized gain from investments	(913,866)	(5,837,003)
Net cash provided by operating activities	$24,298,314	$201,449,544

Cash Flows From Financing Activities
Proceeds from Fund shares sold	$18,515,889	$153,132,658
Fund shares redeemed	(53,004,753)	(319,088,710)
Distributions paid, net of reinvestments	(972,540)	(7,894,855)
Repayment of secured borrowings	—	(32,895,000)
Net cash used in financing activities	$(35,461,404)	$(206,745,907)

Net decrease in cash	$(11,163,090)	$(5,296,363)

Cash at beginning of period	$11,322,012	$9,682,385

Cash at end of period	$158,922	$4,386,022

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$5,160,752	$40,366,510
Cash paid for interest and fees	$322,458	$2,382,668

24	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Financial Highlights

	AMT-Free Fund — Class A
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.130		$9.430	$9.210	$9.350	$8.670	$9.600

Income (Loss) From Operations
Net investment income(1)	$0.169		$0.351	$0.358	$0.374	$0.395	$0.400
Net realized and unrealized gain (loss)	(0.190)		(0.298)	0.218	(0.142)	0.677	(0.934)

Total income (loss) from operations	$(0.021)		$0.053	$0.576	$0.232	$1.072	$(0.534)

Less Distributions
From net investment income	$(0.169)		$(0.353)	$(0.356)	$(0.372)	$(0.392)	$(0.396)

Total distributions	$(0.169)		$(0.353)	$(0.356)	$(0.372)	$(0.392)	$(0.396)

Net asset value — End of period	$8.940		$9.130	$9.430	$9.210	$9.350	$8.670

Total Return(2)	(0.24	)%(3)	0.64%	6.33%	2.52%	12.63%	(5.75)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$145,573		$155,589	$198,762	$194,227	$200,408	$224,506
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.83	%(5)	0.82%	0.81%	0.82%	0.83%	0.83%
Interest and fee expense(6)	0.22	%(5)	0.16%	0.10%	0.08%	0.09%	0.11%
Total expenses(4)	1.05	%(5)	0.98%	0.91%	0.90%	0.92%	0.94%
Net investment income	3.76	%(5)	3.86%	3.81%	4.02%	4.40%	4.26%
Portfolio Turnover	8	%(3)	33%	21%	17%	24%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Financial Highlights — continued

	AMT-Free Fund — Class C
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.080		$9.380	$9.160	$9.300	$8.620	$9.550

Income (Loss) From Operations
Net investment income(1)	$0.135		$0.281	$0.286	$0.302	$0.326	$0.327
Net realized and unrealized gain (loss)	(0.191)		(0.298)	0.218	(0.142)	0.677	(0.933)

Total income (loss) from operations	$(0.056)		$(0.017)	$0.504	$0.160	$1.003	$(0.606)

Less Distributions
From net investment income	$(0.134)		$(0.283)	$(0.284)	$(0.300)	$(0.323)	$(0.324)

Total distributions	$(0.134)		$(0.283)	$(0.284)	$(0.300)	$(0.323)	$(0.324)

Net asset value — End of period	$8.890		$9.080	$9.380	$9.160	$9.300	$8.620

Total Return(2)	(0.62	)%(3)	(0.12)%	5.56%	1.75%	11.84%	(6.51)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,327		$39,099	$45,606	$41,903	$37,193	$40,823
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.58	%(5)	1.57%	1.56%	1.57%	1.58%	1.58%
Interest and fee expense(6)	0.22	%(5)	0.16%	0.10%	0.08%	0.09%	0.11%
Total expenses(4)	1.80	%(5)	1.73%	1.66%	1.65%	1.67%	1.69%
Net investment income	3.00	%(5)	3.11%	3.06%	3.27%	3.65%	3.52%
Portfolio Turnover	8	%(3)	33%	21%	17%	24%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Financial Highlights — continued

	AMT-Free Fund — Class I
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.970		$10.300	$10.060	$10.210	$9.470	$10.480

Income (Loss) From Operations
Net investment income(1)	$0.197		$0.407	$0.415	$0.434	$0.455	$0.463
Net realized and unrealized gain (loss)	(0.210)		(0.327)	0.240	(0.152)	0.737	(1.015)

Total income (loss) from operations	$(0.013)		$0.080	$0.655	$0.282	$1.192	$(0.552)

Less Distributions
From net investment income	$(0.197)		$(0.410)	$(0.415)	$(0.432)	$(0.452)	$(0.458)

Total distributions	$(0.197)		$(0.410)	$(0.415)	$(0.432)	$(0.452)	$(0.458)

Net asset value — End of period	$9.760		$9.970	$10.300	$10.060	$10.210	$9.470

Total Return(2)	(0.14	)%(3)	0.87%	6.60%	2.70%	12.99%	(5.46)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$131,410		$154,177	$154,458	$109,937	$102,404	$99,553
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.58	%(5)	0.57%	0.56%	0.57%	0.58%	0.58%
Interest and fee expense(6)	0.22	%(5)	0.16%	0.10%	0.08%	0.09%	0.11%
Total expenses(4)	0.80	%(5)	0.73%	0.66%	0.65%	0.67%	0.69%
Net investment income	4.00	%(5)	4.09%	4.04%	4.27%	4.64%	4.52%
Portfolio Turnover	8	%(3)	33%	21%	17%	24%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Financial Highlights — continued

	National Fund — Class A
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.930		$10.170	$9.810	$9.870	$9.170	$10.200

Income (Loss) From Operations
Net investment income(1)	$0.176		$0.366	$0.385	$0.389	$0.446	$0.468
Net realized and unrealized gain (loss)	(0.232)		(0.242)	0.357	(0.064)	0.707	(1.032)

Total income (loss) from operations	$(0.056)		$0.124	$0.742	$0.325	$1.153	$(0.564)

Less Distributions
From net investment income	$(0.174)		$(0.364)	$(0.382)	$(0.385)	$(0.453)	$(0.466)

Total distributions	$(0.174)		$(0.364)	$(0.382)	$(0.385)	$(0.453)	$(0.466)

Net asset value — End of period	$9.700		$9.930	$10.170	$9.810	$9.870	$9.170

Total Return(2)	(0.57	)%(3)	1.31%	7.68%	3.35%	12.89%	(5.77)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,481,818		$1,600,127	$1,857,375	$1,899,324	$2,126,465	$2,134,502
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.68	%(5)	0.68%	0.67%	0.67%	0.71%	0.66%
Interest and fee expense(6)	0.19	%(5)	0.16%	0.12%	0.09%	0.09%	0.11%
Total expenses(4)	0.87	%(5)	0.84%	0.79%	0.76%	0.80%	0.77%
Net investment income	3.59	%(5)	3.71%	3.83%	3.94%	4.71%	4.67%
Portfolio Turnover	38	%(3)	70%	71%	57%	47%	74%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Financial Highlights — continued

	National Fund — Class B
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.930		$10.170	$9.810	$9.870	$9.170	$10.200

Income (Loss) From Operations
Net investment income(1)	$0.138		$0.292	$0.311	$0.315	$0.379	$0.392
Net realized and unrealized gain (loss)	(0.231)		(0.242)	0.356	(0.064)	0.704	(1.031)

Total income (loss) from operations	$(0.093)		$0.050	$0.667	$0.251	$1.083	$(0.639)

Less Distributions
From net investment income	$(0.137)		$(0.290)	$(0.307)	$(0.311)	$(0.383)	$(0.391)

Total distributions	$(0.137)		$(0.290)	$(0.307)	$(0.311)	$(0.383)	$(0.391)

Net asset value — End of period	$9.700		$9.930	$10.170	$9.810	$9.870	$9.170

Total Return(2)	(0.94	)%(3)	0.55%	6.88%	2.58%	12.06%	(6.47)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,823		$6,718	$16,644	$25,732	$42,655	$59,244
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.44	%(5)	1.43%	1.42%	1.42%	1.46%	1.41%
Interest and fee expense(6)	0.19	%(5)	0.16%	0.12%	0.09%	0.09%	0.11%
Total expenses(4)	1.63	%(5)	1.59%	1.54%	1.51%	1.55%	1.52%
Net investment income	2.82	%(5)	2.96%	3.10%	3.20%	4.01%	3.90%
Portfolio Turnover	38	%(3)	70%	71%	57%	47%	74%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Financial Highlights — continued

	National Fund — Class C
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.930		$10.170	$9.810	$9.870	$9.170	$10.200

Income (Loss) From Operations
Net investment income(1)	$0.139		$0.292	$0.310	$0.315	$0.376	$0.392
Net realized and unrealized gain (loss)	(0.232)		(0.242)	0.357	(0.064)	0.707	(1.031)

Total income (loss) from operations	$(0.093)		$0.050	$0.667	$0.251	$1.083	$(0.639)

Less Distributions
From net investment income	$(0.137)		$(0.290)	$(0.307)	$(0.311)	$(0.383)	$(0.391)

Total distributions	$(0.137)		$(0.290)	$(0.307)	$(0.311)	$(0.383)	$(0.391)

Net asset value — End of period	$9.700		$9.930	$10.170	$9.810	$9.870	$9.170

Total Return(2)	(0.94	)%(3)	0.56%	6.88%	2.58%	12.06%	(6.47)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$412,227		$462,269	$576,664	$585,346	$645,801	$681,072
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.43	%(5)	1.43%	1.42%	1.42%	1.46%	1.41%
Interest and fee expense(6)	0.19	%(5)	0.16%	0.12%	0.09%	0.09%	0.11%
Total expenses(4)	1.62	%(5)	1.59%	1.54%	1.51%	1.55%	1.52%
Net investment income	2.84	%(5)	2.96%	3.08%	3.19%	3.98%	3.92%
Portfolio Turnover	38	%(3)	70%	71%	57%	47%	74%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Financial Highlights — continued

	National Fund — Class I
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.930		$10.170	$9.810	$9.870	$9.180	$10.200

Income (Loss) From Operations
Net investment income(1)	$0.188		$0.390	$0.410	$0.413	$0.478	$0.492
Net realized and unrealized gain (loss)	(0.232)		(0.241)	0.357	(0.063)	0.690	(1.021)

Total income (loss) from operations	$(0.044)		$0.149	$0.767	$0.350	$1.168	$(0.529)

Less Distributions
From net investment income	$(0.186)		$(0.389)	$(0.407)	$(0.410)	$(0.478)	$(0.491)

Total distributions	$(0.186)		$(0.389)	$(0.407)	$(0.410)	$(0.478)	$(0.491)

Net asset value — End of period	$9.700		$9.930	$10.170	$9.810	$9.870	$9.180

Total Return(2)	(0.44	)%(3)	1.56%	7.94%	3.50%	13.17%	(5.43)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$731,443		$777,063	$701,153	$674,696	$686,514	$981,936
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.43	%(5)	0.43%	0.42%	0.42%	0.46%	0.41%
Interest and fee expense(6)	0.19	%(5)	0.16%	0.12%	0.09%	0.09%	0.11%
Total expenses(4)	0.62	%(5)	0.59%	0.54%	0.51%	0.55%	0.52%
Net investment income	3.84	%(5)	3.95%	4.09%	4.19%	5.07%	4.93%
Portfolio Turnover	38	%(3)	70%	71%	57%	47%	74%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. The Funds’ investment objective is to provide current income exempt from regular federal income tax. The AMT-Free Fund offers three classes of shares. The National Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of National Fund automatically convert to Class A shares eight years after their purchase as described in National Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C   Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2018, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D   Expenses — The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E   Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

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Municipal Income Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2018. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2018, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	AMT-Free Fund	National Fund

Floating Rate Notes Outstanding	$41,001,623	$264,259,619
Interest Rate or Range of Interest Rates (%)	1.60 - 1.63	1.60 - 1.66
Collateral for Floating Rate Notes Outstanding	$62,605,141	$372,415,740

For the six months ended March 31, 2018, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	AMT-Free Fund	National Fund

Average Floating Rate Notes Outstanding	$40,970,000	$290,265,275
Average Interest Rate	1.76%	1.76%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2018.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

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Eaton Vance

Municipal Income Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

L  Interim Financial Statements — The interim financial statements relating to March 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2017, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	AMT-Free Fund	National Fund

September 30, 2018	$10,549,691	$797,269,779
September 30, 2019	—	56,374,590

Total capital loss carryforwards	$10,549,691	$853,644,369

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Eaton Vance

Municipal Income Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

	AMT-Free Fund	National Fund

Deferred capital losses:
Short-term	$15,098,515	$152,211,165
Long-term	$14,650,623	$124,918,523

Included in the amounts above for National Fund are capital loss carryforwards of $7,766,545 as a result of reorganizations which occurred in prior years. Utilization of these capital loss carryforwards may be limited in accordance with certain income tax regulations.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

	AMT-Free Fund	National Fund

Aggregate cost	$290,514,250	$2,547,445,204

Gross unrealized appreciation	$22,760,651	$178,582,094
Gross unrealized depreciation	(3,733,227)	(36,582,116)

Net unrealized appreciation	$19,027,424	$141,999,978

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) for AMT-Free Fund and Boston Management and Research (BMR), a subsidiary of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75
$1 billion up to $1.5 billion	0.250	2.50
$1.5 billion up to $2 billion	0.225	2.25
$2 billion up to $3 billion	0.200	2.00
$3 billion and over	0.175	1.75

For the six months ended March 31, 2018, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	AMT-Free Fund	National Fund

Investment Adviser Fee	$715,574	$4,805,105
Effective Annual Rate	0.44%	0.35%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in

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Eaton Vance

Municipal Income Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended March 31, 2018 were as follows:

	AMT-Free Fund	National Fund

EVM’s Sub-Transfer Agent Fees	$5,785	$59,964
EVD’s Class A Sales Charges	$5,655	$46,677

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2018 for Class A shares amounted to the following:

	AMT-Free Fund	National Fund
Class A Distribution and Service Fees	$186,739	$1,924,005

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and/or Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended March 31, 2018, the Funds paid or accrued to EVD the following distribution fees:

	AMT-Free Fund	National Fund

Class B Distribution Fees	$—	$19,616
Class C Distribution Fees	$138,719	$1,640,073

Pursuant to the Class B and Class C Plans, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2018 amounted to the following:

	AMT-Free Fund	National Fund

Class B Service Fees	$—	$6,539
Class C Service Fees	$46,240	$546,691

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase

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Eaton Vance

Municipal Income Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

(depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended March 31, 2018, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	AMT-Free Fund	National Fund

Class A	$4,000	$100
Class B	$—	$2,000
Class C	$1,000	$2,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2018 were as follows:

	AMT-Free Fund	National Fund

Purchases	$30,270,604	$1,148,258,436
Sales	$54,258,931	$1,247,882,051

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Fund
	Six Months Ended March 31, 2018 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	641,644	—	148,606	1,163,577
Issued to shareholders electing to receive payments of distributions in Fund shares	281,039	—	52,262	219,295
Redemptions	(1,680,379)	—	(533,557)	(3,385,812)

Net decrease	(757,696)	—	(332,689)	(2,002,940)

	Year Ended September 30, 2017
	Class A	Class B(1)	Class C	Class I

Sales	2,163,432	327	257,467	6,592,820
Issued to shareholders electing to receive payments of distributions in Fund shares	692,435	556	114,812	428,335
Redemptions	(6,933,019)	(8,583)	(928,788)	(6,554,849)
Exchange from Class B shares	20,078	—	—	—
Exchange to Class A shares	—	(20,212)	—	—
Merger from Class B shares	22,496	—	—	—
Merger to Class A shares	—	(22,636)	—	—

Net increase (decrease)	(4,034,578)	(50,548)	(556,509)	466,306

(1)	At the close of business on September 20, 2017, Class B shares of AMT- Free Fund were merged into Class A shares.

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Eaton Vance

Municipal Income Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

National Fund
	Six Months Ended March 31, 2018 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	4,018,773	877	821,138	10,980,061
Issued to shareholders electing to receive payments of distributions in Fund shares	2,346,544	6,474	527,266	1,248,036
Redemptions	(15,095,961)	(66,379)	(5,440,850)	(15,141,146)
Exchange from Class B shares	223,900	—	—	—
Exchange to Class A shares	—	(223,896)	—	—

Net decrease	(8,506,744)	(282,924)	(4,092,446)	(2,913,049)

	Year Ended September 30, 2017
	Class A	Class B	Class C	Class I

Sales	12,835,603	10,004	2,428,369	38,187,835
Issued to shareholders electing to receive payments of distributions in Fund shares	5,288,742	29,457	1,217,398	2,344,480
Redemptions	(40,305,026)	(238,801)	(13,773,358)	(31,184,190)
Exchange from Class B shares	760,362	—	—	—
Exchange to Class A shares	—	(760,484)	—	—

Net increase (decrease)	(21,420,319)	(959,824)	(10,127,591)	9,348,125

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2018.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2018 is included in the Portfolio of Investments. At March 31, 2018, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

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Eaton Vance

Municipal Income Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2018 were as follows:

	AMT-Free Fund		National Fund

Liability Derivative:
Futures Contracts	$(476,948	)(1)	$(4,561,035	)(1)

Total	$(476,948)		$(4,561,035)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin on open financial futures contracts.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2018 was as follows:

	AMT-Free Fund		National Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$1,951,170	(1)	$14,425,812	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(974,737	)(2)	$(8,319,933	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended March 31, 2018, which is indicative of the volume of this derivative type, was approximately as follows:

	AMT-Free Fund	National Fund

Average Notional Cost:
Futures Contracts — Short	$36,250,000	$226,658,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Eaton Vance

Municipal Income Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

At March 31, 2018, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$350,900,250	$—	$350,900,250
Taxable Municipal Securities	—	119,995	—	119,995

Total Investments	$—	$351,020,245	$—	$351,020,245

Liability Description

Futures Contracts	$(476,948)	$—	$—	$(476,948)

Total	$(476,948)	$—	$—	$(476,948)

National Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$2,846,391,677	$—	$2,846,391,677
Taxable Municipal Securities	—	111,874,159	—	111,874,159

Total Investments	$—	$2,958,265,836	$—	$2,958,265,836

Liability Description

Futures Contracts	$(4,561,035)	$—	$—	$(4,561,035)

Total	$(4,561,035)	$—	$—	$(4,561,035)

At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

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Municipal Income Funds

March 31, 2018

Officers and Trustees

Officers of Eaton Vance Municipals Trust and Eaton Vance Mutual Funds Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust and Eaton Vance Mutual Funds Trust

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

41

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

42

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This Page Intentionally Left Blank

Investment Advisers

AMT-Free Municipal Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

National Municipal Income Fund

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7714    3.31.18

Eaton Vance

Core Plus Bond Fund

Semiannual Report

March 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2018

Eaton Vance

Core Plus Bond Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	21

Important Notices	22

Eaton Vance

Core Plus Bond Fund

March 31, 2018

Performance1,2

Portfolio Managers Kathleen C. Gaffney, CFA, Henry Peabody, CFA and Matthew T. Buckley, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	11/17/2009	11/17/2009	0.43%	4.10%	2.90%	6.45%
Class A with 4.75% Maximum Sales Charge	—	—	–4.30	–0.81	1.90	5.83
Class C at NAV	11/17/2009	11/17/2009	0.14	3.33	2.16	5.68
Class C with 1% Maximum Sales Charge	—	—	–0.85	2.33	2.16	5.68
Class I at NAV	11/17/2009	11/17/2009	0.56	4.28	3.14	6.69
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	–1.08%	1.20%	1.82%	3.15%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.13%	1.88%	0.88%
Net				0.74	1.49	0.49

Fund Profile

Credit Quality (% of bond holdings)4

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Core Plus Bond Fund

March 31, 2018

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective May 1, 2015, the Fund changed its investment objective and policies. Prior to May 1, 2015, the Fund invested primarily in Build America Bonds. Performance prior to May 1, 2015 reflects the Fund’s performance under its former investment objective and policies.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Core Plus Bond Fund

March 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 – March 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period* (10/1/17 – 3/31/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,004.30	$3.70	**	0.74%
Class C	$1,000.00	$1,001.40	$7.43	**	1.49%
Class I	$1,000.00	$1,005.60	$2.45	**	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.73	**	0.74%
Class C	$1,000.00	$1,017.50	$7.49	**	1.49%
Class I	$1,000.00	$1,022.50	$2.47	**	0.49%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Core Plus Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 34.5%
Security	Principal Amount* (000’s omitted)		Value

Aerospace & Defense — 1.0%
Azul Investments LLP, 5.875%, 10/26/24(1)		1,600	$1,580,000
			$1,580,000

Automotive — 0.2%
Ford Motor Credit Co., LLC, 3.588%, 6/2/20	AUD	490	$381,813
			$381,813

Banks — 1.7%
Banco Mercantil del Norte SA/Grand Cayman, 5.75% to 10/4/26, 10/4/31(1)(2)		780	$767,325
Banco Safra SA/Cayman Islands, 4.125%, 2/8/23(1)		650	636,155
Banco Santander SA, 5.179%, 11/19/25		600	626,952
BBVA Bancomer SA, 5.125% to 1/18/28, 1/18/33(1)(2)		835	805,775
			$2,836,207

Chemicals — 0.9%
Braskem Netherlands Finance BV, 3.50%, 1/10/23(1)		1,600	$1,543,200
			$1,543,200

Diversified Financial Services — 3.1%
Banco BTG Pactual SA/Cayman Islands, 5.75%, 9/28/22(1)		200	$198,900
Banco BTG Pactual SA/Luxembourg, 5.50%, 1/31/23(1)		520	509,444
Brookfield Finance, Inc., 3.90%, 1/25/28		1,235	1,201,698
Grupo KUO SAB de CV, 5.75%, 7/7/27(1)		390	390,975
Och-Ziff Finance Co., LLC, 4.50%, 11/20/19(1)		2,060	2,023,950
Springleaf Finance Corp., 6.875%, 3/15/25		400	402,500
UBS Group Funding Switzerland AG, 4.253%, 3/23/28(1)		425	428,334
			$5,155,801

Electric Utilities — 1.5%
Enel Finance International NV, 3.625%, 5/25/27(1)		1,580	$1,506,685
Trinidad Generation Unlimited, 5.25%, 11/4/27(1)		953	961,577
			$2,468,262

Electrical and Electronic Equipment — 0.7%
Avnet, Inc., 4.625%, 4/15/26		210	$209,727
Ingram Micro, Inc., 5.45%, 12/15/24		995	964,189
			$1,173,916

Security	Principal Amount* (000’s omitted)	Value

Foods — 2.7%
BRF GmbH, 4.35%, 9/29/26(1)	1,240	$1,080,350
ESAL GmbH, 6.25%, 2/5/23(1)	1,965	1,881,487
Sigma Alimentos SA de CV, 4.125%, 5/2/26(1)	1,435	1,386,569
		$4,348,406

Home Construction — 0.8%
MDC Holdings, Inc., 6.00%, 1/15/43	1,420	$1,336,575
		$1,336,575

Media — 1.0%
Charter Communications Operating, LLC/Charter Communications Operating Capital, 3.75%, 2/15/28	1,725	$1,587,243
		$1,587,243

Mining — 1.2%
Teck Resources, Ltd., 5.20%, 3/1/42	470	$441,800
Yamana Gold, Inc., 4.625%, 12/15/27(1)	1,620	1,597,252
		$2,039,052

Miscellaneous Manufacturing — 0.5%
Bombardier, Inc., 6.00%, 10/15/22(1)	845	$841,831
		$841,831

Oil and Gas — 5.7%
Ecopetrol SA, 5.875%, 5/28/45	1,020	$1,009,494
Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(1)	725	710,500
Nabors Industries, Inc., 5.10%, 9/15/23	743	702,135
Oceaneering International, Inc., 6.00%, 2/1/28	2,375	2,351,236
Petrobras Global Finance BV, 5.625%, 5/20/43	2,225	1,949,656
Rowan Cos., Inc., 4.75%, 1/15/24	490	410,375
Rowan Cos., Inc., 5.40%, 12/1/42	1,338	943,290
YPF S.A., 7.00%, 12/15/47(1)	1,515	1,361,985
		$9,438,671

Pharmaceuticals — 1.1%
CVS Health Corp., 4.30%, 3/25/28	990	$998,081
Teva Pharmaceutical Finance Netherlands III B.V., 6.00%, 4/15/24(1)	800	777,562
		$1,775,643

5	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Pipelines — 1.3%
Kinder Morgan Energy Partners, L.P., 4.70%, 11/1/42	1,550	$1,448,117
Sunoco Logistics Partners Operations L.P., 3.90%, 7/15/26	750	713,258
		$2,161,375

Real Estate Investment Trusts (REITs) — 2.7%
CBL & Associates, L.P., 4.60%, 10/15/24	950	$779,989
CBL & Associates, L.P., 5.95%, 12/15/26	1,445	1,217,228
DDR Corp., 3.625%, 2/1/25	806	772,760
EPR Properties, 4.50%, 6/1/27	795	775,997
VEREIT Operating Partnership, L.P., 3.95%, 8/15/27	860	808,684
		$4,354,658

Retail – Specialty and Apparel — 4.3%
Macy’s Retail Holdings, Inc., 4.30%, 2/15/43	3,402	$2,776,419
Nordstrom, Inc., 5.00%, 1/15/44	2,520	2,372,253
Signet UK Finance PLC, 4.70%, 6/15/24	1,248	1,197,772
Tapestry, Inc., 4.125%, 7/15/27	721	706,716
		$7,053,160

Technology — 1.2%
Seagate HDD Cayman, 4.875%, 6/1/27	938	$889,992
Seagate HDD Cayman, 5.75%, 12/1/34	1,060	1,012,837
		$1,902,829

Telecommunications — 1.4%
Nokia OYJ, 4.375%, 6/12/27	2,520	$2,371,950
		$2,371,950

Toys, Games & Hobbies — 1.0%
Mattel, Inc., 3.15%, 3/15/23	1,270	$1,082,675
Mattel, Inc., 5.45%, 11/1/41	230	188,669
Mattel, Inc., 6.20%, 10/1/40	185	158,175
Mattel, Inc., 6.75%, 12/31/25(1)	160	156,832
		$1,586,351

Transportation — 0.5%
JSL Europe S.A., 7.75%, 7/26/24(1)	765	$779,344
		$779,344

Total Corporate Bonds & Notes (identified cost $57,253,386)		$56,716,287

Commercial Mortgage-Backed Securities — 8.6%
Security	Principal Amount (000’s omitted)	Value

CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.441%, 12/10/54(1)(3)	$400	$339,552
COMM Mortgage Trust
Series 2015-CR22, Class D, 4.122%, 3/10/48(1)(3)	600	502,913
Series 2015-CR24, Class D, 3.463%, 8/10/48(3)	1,800	1,443,121
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.661%, 4/15/47(1)(3)	615	548,399
Series 2014-C22, Class D, 4.559%, 9/15/47(1)(3)	1,220	1,018,511
Series 2014-C25, Class C, 4.446%, 11/15/47(3)	770	762,012
Series 2014-C25, Class D, 3.946%, 11/15/47(1)(3)	725	590,187
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	283	284,832
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(3)	500	376,372
Morgan Stanley Capital I Trust
Series 2017-CLS, Class A, 2.477%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(4)	1,250	1,252,816
Motel 6 Trust
Series 2017-MTL6, Class C, 3.177%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(4)	988	992,543
Series 2017-MTL6, Class E, 5.027%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(4)	817	824,675
RETL Trust
Series 2018-RVP, Class C, 3.827%, (1 mo. USD LIBOR + 2.05%), 3/15/33(1)(4)	730	737,896
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.545%, 5/10/45(1)(3)	850	843,180
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(1)	1,000	783,773
Series 2015-C29, Class D, 4.225%, 6/15/48(3)	1,000	874,230
Series 2015-NXS1, Class D, 4.102%, 5/15/48(3)	150	134,593
Series 2015-SG1, Class C, 4.47%, 9/15/48(3)	1,023	987,880
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(1)	940	662,155
Series 2014-LC14, Class D, 4.586%, 3/15/47(1)(3)	165	140,814

Total Commercial Mortgage-Backed Securities (identified cost $14,089,407)		$14,100,454

6	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Asset-Backed Securities — 15.5%
Security	Principal Amount (000’s omitted)	Value

Automotive — 1.5%
American Credit Acceptance Receivables Trust
Series 2017-4, Class A, 2.00%, 7/10/20(1)	$352	$351,141
Avis Budget Rental Car Funding, LLC
Series 2013-1A, Class B, 2.62%, 9/20/19(1)	1,205	1,204,111
Series 2013-2A, Class A, 2.97%, 2/20/20(1)	700	700,928
First Investors Auto Owner Trust
Series 2017-1A, Class A1, 1.69%, 4/15/21(1)	107	106,874
		$2,363,054

Other — 12.3%
AASET U.S., Ltd.
Series 2018-1A, Class B, 5.437%, 1/16/38(1)	$325	$322,189
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,906	1,959,454
Conn Funding II L.P.
Series 2017-A, Class A, 2.73%, 7/15/19(1)	86	86,399
Series 2017-A, Class B, 5.11%, 2/15/20(1)	1,450	1,461,744
Series 2017-B, Class A, 2.73%, 7/15/20(1)	373	372,140
Consumer Loan Underlying Bond Credit Trust
Series 2017-NP1, Class A, 2.39%, 4/17/23(1)	197	196,533
DB Master Finance, LLC
Series 2015-1A, Class A2II, 3.98%, 2/20/45(1)	1,213	1,224,543
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	1,251	1,259,449
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(1)	762	752,013
Marlette Funding Trust
Series 2018-1A, Class A, 2.61%, 3/15/28(1)	646	645,111
OneMain Financial Issuance Trust
Series 2014-2A, Class B, 3.02%, 9/18/24(1)	188	187,999
Series 2015-1A, Class A, 3.19%, 3/18/26(1)	1,597	1,602,542
Series 2015-2A, Class A, 2.57%, 7/18/25(1)	372	371,845
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/23(1)	534	534,564
Series 2017-1A, Class B, 3.65%, 6/15/23(1)	600	602,545
Series 2017-2A, Class A, 2.41%, 9/15/23(1)	799	797,523
Series 2017-2A, Class B, 3.48%, 9/15/23(1)	1,200	1,197,971
Series 2017-3A, Class A, 2.36%, 11/15/23(1)	748	744,923
Purchasing Power Funding, LLC
Series 2018-A, Class A, 3.34%, 8/15/22(1)	1,100	1,102,793
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(1)	39	38,820
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	61	60,731

Security		Principal Amount (000’s omitted)	Value

Other (continued)
SpringCastle America Funding LLC
Series 2016-AA, Class A, 3.05%, 4/25/29(1)		$1,194	$1,193,910
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(1)		741	746,188
Thunderbolt Aircraft Lease, Ltd.
Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32(1)(5)		860	875,199
Trafigura Securitisation Finance PLC
Series 2017-1A, Class B, 3.477%, (1 mo. USD LIBOR + 1.70%), 12/15/20(1)(4)		500	502,846
Vantage Data Centers Issuer, LLC
Series 2018-1A, Class A2, 4.072%, 2/16/43(1)		276	278,621
Wendys Funding, LLC
Series 2015-1A, Class A2II, 4.08%, 6/15/45(1)		1,073	1,090,232
			$20,208,827

Single Family Home Rental — 1.7%
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(1)		$429	$426,672
Invitation Homes Trust
Series 2017-SFR2, Class B, 2.958%, (1 mo. USD LIBOR + 1.15%), 12/17/36(1)(4)		635	639,284
Progress Residential Trust
Series 2016-SFR1, Class C, 4.308%, (1 mo. USD LIBOR + 2.50%), 9/17/33(1)(4)		1,550	1,569,138
Tricon American Homes
Series 2016-SFR1, Class D, 3.886%, 11/17/33(1)		200	200,483
			$2,835,577

Total Asset-Backed Securities (identified cost $25,451,315)			$25,407,458

Foreign Government Bonds — 12.7%
Security		Principal Amount (000’s omitted)	Value

Australia — 1.3%
Queensland Treasury Corp., 5.50%, 6/21/21(6)	AUD	2,505	$2,111,570
			$2,111,570

Brazil — 0.9%
Nota do Tesouro Nacional, 10.00%, 1/1/25	BRL	4,800	$1,510,871
			$1,510,871

7	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Canada — 2.2%
Canada Housing Trust, 1.25%, 6/15/21(1)	CAD	2,865	$2,163,888
Canada Housing Trust, 1.50%, 12/15/21(1)	CAD	680	515,593
Canada Housing Trust, 3.80%, 6/15/21(1)	CAD	55	44,912
Canadian Government Bond, 0.75%, 3/1/21	CAD	1,200	902,578
			$3,626,971

Malaysia — 0.5%
Malaysia Government Bond, 3.441%, 2/15/21	MYR	3,415	$883,001
			$883,001

Mexico — 2.8%
Mexican Bonos, 7.75%, 5/29/31	MXN	81,005	$4,563,772
			$4,563,772

Supranational — 4.6%
European Bank for Reconstruction & Development, 7.375%, 4/15/19	IDR	21,020,000	$1,553,946
European Bank for Reconstruction & Development, 9.25%, 12/2/20	IDR	12,980,000	1,018,293
European Investment Bank, 7.20%, 7/9/19(1)	IDR	6,590,000	489,084
International Bank for Reconstruction & Development, 3.50%, 1/22/21	NZD	1,670	1,237,091
International Finance Corp., 6.30%, 11/25/24	INR	91,790	1,386,568
International Finance Corp., 7.80%, 6/3/19	INR	40,700	636,132
International Finance Corp., 8.25%, 6/10/21	INR	74,390	1,198,615
			$7,519,729

Uruguay — 0.4%
Republic of Uruguay, 8.50%, 3/15/28(1)	UYU	20,780	$678,148
			$678,148

Total Foreign Government Bonds (identified cost $20,742,159)			$20,894,062

Senior Floating-Rate Loans — 0.4%(7)
Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Health Care — 0.4%
BioClinica, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 4.25%), 10/20/23		$750	$734,845

Total Senior Floating-Rate Loans (identified cost $737,298)			$734,845

Convertible Bonds — 1.1%
Security	Principal Amount (000’s omitted)	Value

Oil and Gas — 1.1%
Nabors Industries, Inc., 0.75%, 1/15/24(1)	$2,490	$1,869,788

Total Convertible Bonds (identified cost $2,021,894)		$1,869,788

Convertible Preferred Stocks — 0.3%
Security	Shares	Value

Diversified Financial Services — 0.1%
AMG Capital Trust II, 5.15%	3,250	$204,913
		$204,913

Oil and Gas — 0.2%
Chesapeake Energy Corp., 5.75%	400	$227,380
		$227,380

Total Convertible Preferred Stocks (identified cost $509,378)		$432,293

Common Stocks — 0.0%(8)
Security	Shares	Value

Oil and Gas — 0.0%(8)
Frontera Energy Corp.(9)	2,730	$76,243

Total Common Stocks (identified cost $394,575)		$76,243

U.S. Treasury Obligations — 6.5%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(10)	$4,133	$4,039,952
U.S. Treasury Inflation-Protected Note, 0.375%, 1/15/27(10)	6,797	6,619,946

Total U.S. Treasury Obligations (identified cost $10,830,917)		$10,659,898

8	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 19.6%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.89%(11)	32,219,540	$32,213,096

Total Short-Term Investments (identified cost $32,219,559)		$32,213,096

Total Investments — 99.2% (identified cost $164,249,888)		$163,104,424

Other Assets, Less Liabilities — 0.8%		$1,332,722

Net Assets — 100.0%		$164,437,146

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2018, the aggregate value of these securities is $62,708,689 or 38.1% of the Fund’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2018.

(4)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2018.

(5)	Multi-step coupon bond. Interest rate represents the rate in effect at March 31, 2018.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2018, the aggregate value of these securities is $2,111,570 or 1.3% of the Fund’s net assets.

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(8)	Amount is less than 0.05%.

(9)	Non-income producing security.

(10)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2018.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	70.1%	$114,284,473
Brazil	7.2	11,669,407
Canada	5.2	8,420,052
Mexico	4.8	7,914,416
Supranational	4.6	7,519,729
Finland	1.4	2,371,950
Australia	1.3	2,111,570
Italy	0.9	1,506,685
Argentina	0.8	1,361,985
Colombia	0.7	1,085,737
Trinidad and Tobago	0.6	961,577
Malaysia	0.5	883,001
Israel	0.5	777,562
Uruguay	0.4	678,148
Spain	0.4	626,952
Ireland	0.3	502,846
Switzerland	0.3	428,334
Total Investments	100.0%	$163,104,424

Abbreviations:

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee

MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NZD	–	New Zealand Dollar
USD	–	United States Dollar
UYU	–	Uruguayan Peso

9	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2018
Unaffiliated investments, at value (identified cost, $132,030,329)	$130,891,328
Affiliated investment, at value (identified cost, $32,219,559)	32,213,096
Cash	1,915
Interest and dividends receivable	1,338,853
Dividends receivable from affiliated investment	49,759
Receivable for Fund shares sold	1,553,050
Receivable from affiliate	32,225
Total assets	$166,080,226

Liabilities
Payable for Fund shares redeemed	$1,483,118
Distributions payable	15,892
Due to custodian — foreign currency, at value (identified cost, $1,066)	1,057
Payable to affiliates:
Investment adviser fee	60,900
Distribution and service fees	26,703
Accrued foreign capital gains taxes	2,635
Accrued expenses	52,775
Total liabilities	$1,643,080
Net Assets	$164,437,146

Sources of Net Assets
Paid-in capital	$165,362,445
Accumulated distributions in excess of net investment income	(252,905)
Accumulated net realized gain	475,858
Net unrealized depreciation	(1,148,252)
Net Assets	$164,437,146

Class A Shares
Net Assets	$42,840,426
Shares Outstanding	3,633,213
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.79
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$12.38

Class C Shares
Net Assets	$21,053,716
Shares Outstanding	1,786,196
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.79

Class I Shares
Net Assets	$100,543,004
Shares Outstanding	8,531,741
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.78

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

10	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2018
Interest (net of foreign taxes, $592)	$2,123,786
Dividends	15,685
Dividends from affiliated investment	236,706
Total investment income	$2,376,177

Expenses
Investment adviser fee	$277,146
Distribution and service fees
Class A	49,610
Class C	101,644
Trustees’ fees and expenses	2,691
Custodian fee	23,868
Transfer and dividend disbursing agent fees	44,002
Legal and accounting services	32,957
Printing and postage	13,638
Registration fees	44,511
Miscellaneous	9,883
Total expenses	$599,950
Deduct —
Allocation of expenses to affiliate	$146,410
Total expense reductions	$146,410

Net expenses	$453,540

Net investment income	$1,922,637

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$618,513
Investment transactions — affiliated investment	(3,938)
Foreign currency transactions	(4,847)
Net realized gain	$609,728
Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $1,181 in accrued foreign capital gains taxes)	$(2,116,582)
Investments — affiliated investment	(5,372)
Foreign currency	1,475
Net change in unrealized appreciation (depreciation)	$(2,120,479)

Net realized and unrealized loss	$(1,510,751)

Net increase in net assets from operations	$411,886

11	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
From operations —
Net investment income	$1,922,637	$1,915,859
Net realized gain	609,728	331,203
Net change in unrealized appreciation (depreciation)	(2,120,479)	1,620,604
Net increase in net assets from operations	$411,886	$3,867,666
Distributions to shareholders —
From net investment income
Class A	$(642,896)	$(688,696)
Class C	(252,927)	(322,257)
Class I	(1,115,821)	(628,545)
Tax return of capital
Class A	—	(148,577)
Class C	—	(67,897)
Class I	—	(145,791)
Total distributions to shareholders	$(2,011,644)	$(2,001,763)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$18,025,146	$26,396,444
Class C	4,073,912	10,316,709
Class I	66,972,562	47,977,391
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	590,425	767,404
Class C	233,273	347,314
Class I	1,106,381	759,296
Cost of shares redeemed
Class A	(9,224,927)	(11,898,568)
Class C	(2,213,036)	(4,466,938)
Class I	(8,213,441)	(14,629,163)
Net increase in net assets from Fund share transactions	$71,350,295	$55,569,889

Net increase in net assets	$69,750,537	$57,435,792

Net Assets
At beginning of period	$94,686,609	$37,250,817
At end of period	$164,437,146	$94,686,609

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(252,905)	$(163,898)

12	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2018

Financial Highlights

	Class A
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014		2013
Net asset value — Beginning of period	$11.930		$11.630	$11.040	$11.780	$11.520		$12.600

Income (Loss) From Operations
Net investment income(1)	$0.183		$0.367	$0.415	$0.358	$0.420		$0.415
Net realized and unrealized gain (loss)	(0.131)		0.319	0.774	(0.668)	0.372		(0.888)

Total income (loss) from operations	$0.052		$0.686	$1.189	$(0.310)	$0.792		$(0.473)

Less Distributions
From net investment income	$(0.192)		$(0.322)	$(0.450)	$(0.430)	$(0.532)		$(0.530)
From net realized gain	—		—	(0.149)	—	—		(0.077)
Tax return of capital	—		(0.064)	—	—	—		—

Total distributions	$(0.192)		$(0.386)	$(0.599)	$(0.430)	$(0.532)		$(0.607)

Net asset value — End of period	$11.790		$11.930	$11.630	$11.040	$11.780		$11.520

Total Return(2)(3)	0.43	%(4)	6.01%	11.21%	(2.80)%	7.06%		(3.94)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,840		$33,927	$17,977	$15,588	$18,176		$27,061
Ratios (as a percentage of average daily net assets):
Expenses(3)(5)	0.74	%(6)	0.77%	0.80%	0.85%	0.95%		0.95%
Net investment income	3.09	%(6)	3.13%	3.74%	3.03%	3.64%		3.37%
Portfolio Turnover	24	%(4)	61%	71%	119%	0	%(7)	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.24%, 0.36%, 0.53%, 0.34%, 0.23% and 0.22% of average daily net assets for the six months ended March 31, 2018 and the years ended September 30, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Amount is less than 1%.

13	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2018

Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014		2013
Net asset value — Beginning of period	$11.920		$11.620	$11.040	$11.770	$11.520		$12.600

Income (Loss) From Operations
Net investment income(1)	$0.139		$0.282	$0.331	$0.266	$0.334		$0.323
Net realized and unrealized gain (loss)	(0.122)		0.317	0.765	(0.655)	0.362		(0.888)

Total income (loss) from operations	$0.017		$0.599	$1.096	$(0.389)	$0.696		$(0.565)

Less Distributions
From net investment income	$(0.147)		$(0.249)	$(0.367)	$(0.341)	$(0.446)		$(0.438)
From net realized gain	—		—	(0.149)	—	—		(0.077)
Tax return of capital	—		(0.050)	—	—	—		—

Total distributions	$(0.147)		$(0.299)	$(0.516)	$(0.341)	$(0.446)		$(0.515)

Net asset value — End of period	$11.790		$11.920	$11.620	$11.040	$11.770		$11.520

Total Return(2)(3)	0.14	%(4)	5.23%	10.30%	(3.44)%	6.17%		(4.65)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,054		$19,197	$12,574	$10,457	$10,594		$18,946
Ratios (as a percentage of average daily net assets):
Expenses(3)(5)	1.49	%(6)	1.52%	1.55%	1.60%	1.70%		1.70%
Net investment income	2.34	%(6)	2.41%	2.98%	2.25%	2.90%		2.62%
Portfolio Turnover	24	%(4)	61%	71%	119%	0	%(7)	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.24%, 0.36%, 0.53%, 0.34%, 0.23% and 0.22% of average daily net assets for the six months ended March 31, 2018 and the years ended September 30, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Amount is less than 1%.

14	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2018

Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014		2013
Net asset value — Beginning of period	$11.920		$11.620	$11.040	$11.770	$11.520		$12.600

Income (Loss) From Operations
Net investment income(1)	$0.199		$0.399	$0.442	$0.380	$0.447		$0.447
Net realized and unrealized gain (loss)	(0.133)		0.316	0.765	(0.651)	0.364		(0.889)

Total income (loss) from operations	$0.066		$0.715	$1.207	$(0.271)	$0.811		$(0.442)

Less Distributions
From net investment income	$(0.206)		$(0.346)	$(0.478)	$(0.459)	$(0.561)		$(0.561)
From net realized gain	—		—	(0.149)	—	—		(0.077)
Tax return of capital	—		(0.069)	—	—	—		—

Total distributions	$(0.206)		$(0.415)	$(0.627)	$(0.459)	$(0.561)		$(0.638)

Net asset value — End of period	$11.780		$11.920	$11.620	$11.040	$11.770		$11.520

Total Return(2)(3)	0.56	%(4)	6.28%	11.40%	(2.47)%	7.23%		(3.70)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$100,543		$41,563	$6,700	$6,969	$18,648		$18,704
Ratios (as a percentage of average daily net assets):
Expenses(3)(5)	0.49	%(6)	0.52%	0.55%	0.60%	0.70%		0.70%
Net investment income	3.36	%(6)	3.40%	4.00%	3.21%	3.87%		3.62%
Portfolio Turnover	24	%(4)	61%	71%	119%	0	%(7)	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.24%, 0.36%, 0.53%, 0.34%, 0.23% and 0.22% of average daily net assets for the six months ended March 31, 2018 and the years ended September 30, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Amount is less than 1%.

15	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Core Plus Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.

16

Eaton Vance

Core Plus Bond Fund

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of March 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to March 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2017, the Fund had a net capital loss of $158,339 attributable to security transactions incurred after October 31, 2016 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2018.

17

Eaton Vance

Core Plus Bond Fund

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

Additionally, at September 30, 2017, the Fund had a late year ordinary loss of $133,525 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$164,270,944

Gross unrealized appreciation	$1,068,633
Gross unrealized depreciation	(2,235,153)

Net unrealized depreciation	$(1,166,520)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and BMR, the fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended March 31, 2018, the Fund’s investment adviser fee amounted to $277,146 or 0.45% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

BMR has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.74%, 1.49% and 0.49% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 31, 2019. Pursuant to this agreement, BMR was allocated $146,410 of the Fund’s operating expenses for the six months ended March 31, 2018.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2018, EVM earned $1,820 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $11,261 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2018 amounted to $49,610 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2018, the Fund paid or accrued to EVD $76,233 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2018 amounted to $25,411 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

18

Eaton Vance

Core Plus Bond Fund

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2018, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended March 31, 2018 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$80,531,003	$21,969,597
U.S. Government and Agency Securities	3,746,596	—

	$84,277,599	$21,969,597

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

Sales	1,516,924	2,252,362
Issued to shareholders electing to receive payments of distributions in Fund shares	49,753	65,358
Redemptions	(777,765)	(1,019,337)

Net increase	788,912	1,298,383

Class C	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

Sales	343,048	881,665
Issued to shareholders electing to receive payments of distributions in Fund shares	19,657	29,618
Redemptions	(186,526)	(382,975)

Net increase	176,179	528,308

Class I	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

Sales	5,644,351	4,092,041
Issued to shareholders electing to receive payments of distributions in Fund shares	93,372	64,630
Redemptions	(692,489)	(1,246,732)

Net increase	5,045,234	2,909,939

19

Eaton Vance

Core Plus Bond Fund

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2018.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$56,716,287	$—	$56,716,287
Commercial Mortgage-Backed Securities	—	14,100,454	—	14,100,454
Asset-Backed Securities	—	25,407,458	—	25,407,458
Foreign Government Bonds	—	20,894,062	—	20,894,062
Senior Floating-Rate Loans	—	734,845	—	734,845
Convertible Bonds	—	1,869,788	—	1,869,788
Convertible Preferred Stocks	204,913	227,380	—	432,293
Common Stocks	76,243	—	—	76,243
U.S. Treasury Obligations	—	10,659,898	—	10,659,898
Short-Term Investments	—	32,213,096	—	32,213,096

Total Investments	$281,156	$162,823,268	$—	$163,104,424

The Fund held no investments or other financial instruments as of September 30, 2017 whose fair value was determined using Level 3 inputs. At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

20

Eaton Vance

Core Plus Bond Fund

March 31, 2018

Officers and Trustees

Officers of Eaton Vance Core Plus Bond Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Core Plus Bond Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7768    3.31.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Although the relief contained in the No-Action Letter was scheduled to expire eighteen months from issuance, it was extended via a subsequent no-action letter issued on September 22, 2017 (see Fidelity Management & Research Company et al., No-Action Letter (Sept. 22, 2017)).

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: May 24, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: May 24, 2018